Revenues	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Revenues

20. REVENUES

Under the terms of the Company’s concentrate sales contracts, lead–silver and zinc-silver concentrates are sold on a provisional pricing basis whereby sales are recognized at prevailing metal prices when the revenue recognition criteria have been met, namely when title and the risks and rewards of ownership have transferred to the customer. Final pricing of each delivery is not determined until one or two months post-delivery. The price recorded at the time of sale may differ from the actual final price received from the customer due to changes in market prices for metals. The price volatility is considered an embedded derivative in accounts receivable. The embedded derivative is recorded at fair value by mark-to-market adjustments at each reporting period until settlement occurs, with the changes in fair value recorded in revenues.

During the year ended December 31, 2020, the Company recorded $496, in revenues associated with the initial ore milling test under the toll milling arrangement signed with Hecla Mining Company (2019: $920).

The Company recognized the following amounts related to revenue:

	2020	2019
	$	$
Concentrate revenues from contracts with customers	25,970	26,017
Provisional pricing adjustments on concentrate sales	(264)	(468)
Revenues from toll milling services	496	920
Total revenues	26,202	26,469

The following table sets out the disaggregation of revenue by metal and form of sale:

	2020	2019
	$	$
Concentrate revenues from contracts with customers:
Silver	16,963	13,693
Lead	3,571	4,422
Zinc	5,172	7,434
Revenues from toll milling services	496	920
Total revenues	26,202	26,469

The Company has offtake agreements with Trafigura Mexico, S.A. de C.V. (“Trafigura”), a subsidiary within the Trafigura group of companies. Due to the availability of alternative processing and commercialization options for its concentrate, the Company believes it would suffer no material adverse effect if it lost the services of Trafigura.